13. Stockholders' Equity (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Proceeds from sale of stock, net	$ 6,785,000	$ 3,188,000
Issuance of common stock for services, amount		$ 341,000
April 2014 At-the-Market Offering
Stock sold new, shares issued	467,934
Proceeds from sale of stock, gross	$ 1,443,000
Proceeds from sale of stock, net	1,341,000
January 2015 Underwritten Public Offering
Proceeds from sale of stock, gross	6,392,000
Proceeds from sale of stock, net	$ 5,444,000
Advocos
Issuance of common stock for services, shares	32,501	65,645
Issuance of common stock for services, amount	$ 76,000	$ 208,000